UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09995

T. Rowe Price Global Technology Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

Global Technology Fund	September 30, 2013

T. Rowe Price Global Technology Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 90.0%		
HARDWARE 14.0%		
Consumer Electronics 11.4%		
Apple	199,200	94,969
Control4 (1)	21,500	372
		95,341
Enterprise Hardware 1.2%		
EMC	386,300	9,874
		9,874
Supply Chain/Electronic Manufacturing 1.4%		
Fanuc (JPY)	30,800	5,093
Hon Hai Precision (TWD)	2,071,090	5,317
Quanta Computer (TWD)	816,000	1,769
		12,179
Total Hardware		117,394
IT SERVICES 1.9%		
IT Services 1.9%		
Bazaarvoice (1)	226,300	2,055
Visa, Class A	70,500	13,472
Total IT Services		15,527
MEDIA 9.0%		
Cable/Satellite 0.7%		
Charter Communications, Class A (1)	22,300	3,005
Time Warner Cable, Class A	29,500	3,292
		6,297
Internet E-Commerce 2.7%		
Amazon.com (1)	25,600	8,004

eBay (1)	259,500	14,477
		22,481
Internet Media 5.6%		
Baidu, ADR (1)	165,200	25,636
Google, Class A (1)	20,700	18,131
LinkedIn (1)	12,600	3,101
Youku.com, Class A, Acquisition Date: 9/15/10 – 6/14/11 Acquisition Cost $— (1)(2)	2	—
		46,868
Total Media		75,646
SEMICONDUCTORS 24.7%		
Analog Semiconductors 9.2%		
Avago Technologies	423,400	18,257
Fairchild Semiconductor, Class A (1)	511,400	7,103
NXP Semiconductors (1)	824,000	30,661
ON Semiconductor (1)	2,932,600	21,408
		77,429
Digital Semiconductors 12.3%		
Altera	207,900	7,726
ARM Holdings (GBP)	685,054	10,935
Atmel (1)	566,900	4,218
Broadcom, Class A	329,200	8,563
Infineon Technologies (EUR)	439,768	4,400
IQE (GBP) (1)	3,936,502	1,912
RF Micro Devices (1)	548,100	3,091
Samsung Electronics (KRW)	4,564	5,805
SanDisk	34,000	2,023
SK Hynix (KRW) (1)	571,810	16,095
Taiwan Semiconductor Manufacturing (TWD)	11,405,000	38,766
		103,534

Semiconductor Capital Equipment 3.2%		
Applied Materials	1,046,100	18,349
ASML (EUR)	28,230	2,788
Rudolph Technologies (1)	472,400	5,385
		26,522
Total Semiconductors		207,485
SOFTWARE 19.6%		
Applications Software 5.2%		
Aveva Group (GBP)	186,646	7,850
Cvent (1)	10,900	383
NetSuite (1)	15,600	1,684
New Relic, Acquisition Date: 8/29/13 Acquisition Cost $253 (1)(2)(3)	14,512	253
Salesforce.com (1)	495,400	25,716
SAP (EUR)	70,742	5,232
Sourcefire (1)	32,100	2,437
		43,555
Enterprise Software 1.8%		
Cornerstone OnDemand (1)	45,500	2,340
VMware, Class A (1)	158,700	12,839
		15,179
Infrastructure Software 7.1%		
Microsoft	779,900	25,979
Oracle	470,830	15,617
Red Hat (1)	237,800	10,972
TIBCO Software (1)	276,500	7,076
		59,644
Internet & Security Software 3.1%		
Proofpoint (1)	795,254	25,544
		25,544

Systems Software 2.4%		
FireEye (1)	28,000	1,163
Palo Alto Networks (1)	129,300	5,924
ServiceNow (1)	261,500	13,585
		20,672
Total Software		164,594
TECHNOLOGY 0.0%		
Software & Services 0.0%		
Dropbox, Acquisition Date: 5/1/12 Acquisition Cost $233 (1)(2)(3)	25,710	251
Total Technology		251
TELECOM EQUIPMENT 14.4%		
Wireless Equipment 8.8%		
Motorola Solutions	234,400	13,919
QUALCOMM	451,915	30,441
Trimble Navigation (1)	984,200	29,240
		73,600
Wireline Equipment 5.6%		
Allot Communications (1)	992,410	12,534
Cisco Systems	922,400	21,603
F5 Networks (1)	19,800	1,698
Juniper Networks (1)	579,800	11,515
		47,350
Total Telecom Equipment		120,950
TELECOM SERVICES 6.4%		
Long Distance/Data 0.1%		
Akamai Technologies (1)	10,800	558
		558

Wireless - Domestic 0.7%		
American Tower, REIT	85,400	6,331
		6,331
Wireless - International 5.6%		
Softbank (JPY)	671,200	46,647
		46,647
Total Telecom Services		53,536
Total Common Stocks (Cost $609,817)		755,383
CONVERTIBLE PREFERRED STOCKS 1.7%		
HEALTH CARE 0.4%		
Healthcare Services 0.4%		
Castlight Health, Series D, Acquisition Date: 4/26/12 Acquisition Cost $3,045 (1)(2)(3)	504,420	3,349
Total Health Care		3,349
IT SERVICES 0.2%		
IT Services 0.2%		
Apptio, Series D, Acquisition Date: 3/9/12 Acquisition Cost $1,134 (1)(2)(3)	63,288	1,436
Total IT Services		1,436
MEDIA 0.6%		
Internet E-Commerce 0.0%		
Peixe Urbano, Series C, Acquisition Date: 12/5/11 Acquisition Cost $1,364 (1)(2)(3)	41,445	206
		206
Internet Media 0.6%		
coupons.com, Series B, Acquisition Date: 6/1/11 Acquisition Cost $1,080 (1)(2)(3)	196,610	704

Twitter, Series E, Acquisition Date: 9/24/09 – 9/13/11 Acquisition Cost $448 (1)(2)(3)	168,000	4,091
		4,795
Total Media		5,001
SOFTWARE 0.1%		
Applications Software 0.1%		
New Relic, Series A, Acquisition Date: 4/17/13 Acquisition Cost $31 (1)(2)(3)	1,798	32
New Relic, Series E, Acquisition Date: 1/9/13 Acquisition Cost $899 (1)(2)(3)	51,646	899
Total Software		931
TECHNOLOGY 0.4%		
Software & Services 0.4%		
Dropbox, Series A, Acquisition Date: 5/1/12 Acquisition Cost $289 (1)(2)(3)	31,927	312
Dropbox, Series A-1, Acquisition Date: 5/1/12 Acquisition Cost $1,419 (1)(2)(3)	156,830	1,533
Evernote, Acquisition Date: 5/2/12 Acquisition Cost $1,338 (1)(2)(3)	111,219	1,472
Total Technology		3,317
Total Convertible Preferred Stocks (Cost $11,047)		14,034
SHORT-TERM INVESTMENTS 8.7%		
Money Market Funds 8.7%		
T. Rowe Price Government Reserve Investment Fund, 0.02% (4)(5)	72,710,371	72,710
Total Short-Term Investments (Cost $72,710)		72,710
Total Investments in Securities		
100.4% of Net Assets (Cost $693,574)		$ 842,127

‡ Denominated in U.S. dollars unless otherwise noted.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Technology Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Global Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
On January 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2013, totaled $3,303,000 for the period ended September 30, 2013. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Transfers out of Level 3 were because observable market data became available for the security during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2013, the cost of investments for federal income tax purposes was $693,574,000. Net unrealized gain aggregated $148,556,000 at period-end, of which $153,822,000 related to appreciated investments and $5,266,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Technology Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 20, 2013